Related Party Transactions and Balances (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Transaction and service fee		$ 234,972,184	$ 208,166,308	$ 99,056,931
Commission fee		8,751,657	4,334,526	10,080,180
Other revenue		7,039	149,701	33,935
Office rental		2,693	730,668	2,136,222
System operation and maintenance expenses		4,057,045	3,980,726	4,428,354
Consulting fee			113,592	7,825,832
Marketing Expenses		156,329,090	150,411,453	103,619,248
Outsourced Service Fees		1,503,146
Others including vehicle usage fee, Intermediary Service Fee and office expense		35,779	164,780	416,754
Haikou United Rural Commercial Bank Co., Ltd. [Member]
Transaction and service fee
Description of relationship with the group		Shares owned by the Founder of the Group
Hainan International Tourism Industry Finance Leasing Co., Ltd. [Member]
Transaction and service fee			77,713	445,721
Description of relationship with the group		Shares owned by the Founder of the Group
Shanghai ZhongFeng Commercial Finance Co., Ltd. [Member]
Transaction and service fee		$ 139,149		35,573
Description of relationship with the group		Shares owned by the Founder of the Group
Yingtai Finance Leasing (Shenzhen) Co., Ltd. [Member]
Transaction and service fee		$ 1,373,597
Description of relationship with the group		Shares owned by the Founder of the Group
Shanghai Fengchao Business Services Co., Ltd. [Member]
Transaction and service fee		$ 259,922
Other revenue		$ 7,039
Description of relationship with the group		Shares owned by the Founder of the Group
Beijing Fengchao Business Services Co., Ltd. [Member]
Transaction and service fee		$ 131,257
Description of relationship with the group		Shares owned by the Founder of the Group
Xiamen Danxia Real Estate Marketing Planning Co., Ltd. [Member]
Transaction and service fee		$ 80,742
Description of relationship with the group		Shares owned by the Founder of the Group
Liaoning Kai Yuan Finance Leasing Co., Ltd.[Member]
Transaction and service fee		$ 50,826
Description of relationship with the group		Shares owned by the Founder of the Group
Shenzhen Guozuhaifeng Finance Co., Ltd. [Member]
Transaction and service fee			9,947	24,792
Description of relationship with the group		Shares owned by the Founder of the Group
Shenzhen Yuanchang Jewelry Co., Ltd. [Member]
Transaction and service fee				594,060
Description of relationship with the group		Shares owned by the Founder of the Group
China Finance Leasing [Member]
Transaction and service fee	[1]	$ 1,169,783		7,273
Description of relationship with the group	[1]	Key management positions held by the same person
Shenzhen Qiyuantianxia Technology Co., Ltd. [Member]
Transaction and service fee				65,767
Description of relationship with the group		Shares owned by the Founder of the Group
Junling Properties Consulting Co., Ltd.[Member]
Transaction and service fee
Commission fee		$ 241,148	327,260	440,089
Description of relationship with the group		Shares owned by the Founder of the Group
Beijing Kaiyuan Financing Lease Co., Ltd. [Member]
Transaction and service fee		$ 3,067,693		2,899
Description of relationship with the group		Shares owned by the Founder of the Group
Other [Member]
Transaction and service fee		$ 444		19
Commission fee		1,975	90,232
Other revenue			47,136
Office rental		2,693	180	16,015
Consulting fee			113,592	4,701
Marketing Expenses		35,091	131,820	5,792,421
Outsourced Service Fees		$ 341,250
Description of relationship with the group		Shares owned by the Founder of the Group/ key management positions held by the same person
Xianfeng Technology Asset Management (Dalian) Co., Ltd. [Member]
Commission fee			1,099,130
Description of relationship with the group		Shares owned by the Founder of the Group
Shanghai Heyi Internet Information Services Co., Ltd. [Member]
Commission fee
Other revenue				461,068
Description of relationship with the group		Shares owned by the Founder of the Group
Net Credit Media Co., Ltd. [Member]
Commission fee				296,418
Other revenue				33,935
Description of relationship with the group		Shares owned by the Founder of the Group
Liaoning Kaiyuan Finance Leasing Co., Ltd. [Member]
Other revenue		$ 192,391
Description of relationship with the group		Shares owned by the Founder of the Group
Beijing Kunlun Wealth Investment Management Co., Ltd. [Member]
Other revenue		$ 396,201
Description of relationship with the group		Shares owned by the Founder of the Group
Beijing Kai Yuan Finance Leasing Co., Ltd.
Other revenue		$ 362,181
Description of relationship with the group		Shares owned by the Founder of the Group
Shanghai Jinmao Asset Management Co., Ltd. [Member]
Commission fee		$ 19,816,131	11,133,735
Other revenue		$ 410,855	961,947
Description of relationship with the group		Key management positions held by the same person
Shenzhen Lianhe Currency Wealth Management (Shanghai) Co., Ltd. [Member]
Commission fee		$ 30,019,871	18,583,182
Other revenue		$ 22,191	1,150,279
Description of relationship with the group		Key management positions held by the same person
Beijing Yilian Information Technology Services Co., Ltd. [Member]
Other revenue
Office rental			55,592
Description of relationship with the group		Key management positions held by the same person
Net Credit Group Co., Ltd. [Member]
System operation and maintenance expenses			46,973
Description of relationship with the group		Key management positions held by the same person
Beijing Xiaoyunhuayuan Properties Co., Ltd. [Member]
Marketing Expenses	[2]		730,488	2,120,207
Description of relationship with the group	[2]	Shares owned the Founder of the Group
Jiangsu Shanghutong Capital Holding Co., Ltd. [Member]
Commission fee		$ 228,521	1,232,698	545,976
Description of relationship with the group		Key management positions held by the same person
Beijing Caiyitong Investment Co., Ltd [Member]
Commission fee		$ 119,835	263,445
Description of relationship with the group		Key management positions held by the same person
Beijing Lianhe Hengrui Investment Management Co., Ltd. [Member]
Commission fee			35,591	506,750
Description of relationship with the group		Shares owned the Founder of the Group
Net Credit Yunxing Technology Co., Ltd. [Member]
System operation and maintenance expenses		$ 4,057,045	3,980,726	4,428,354
Description of relationship with the group		Key management positions held by the same person
Beijing Netcom Baize Investment Service Co., Ltd. [Member]
Consulting fee	[3]			7,821,131
Description of relationship with the group		Shares owned the Founder of the Group
Beijing Lianhe Currency Exchange Co., Ltd [Member]
Marketing Expenses		$ 398,761
Description of relationship with the group		Shares owned by the Founder of the Group
Beijing Yilian Information Technology Service Co., Ltd. [Member]
Outsourced Service Fees		$ 1,161,896
Description of relationship with the group		Key management positions held by the same person
Shanghai Jinmao Asset Management Co., Ltd. [Member]
Description of relationship with the group		Key management positions held by the same person
Huangshi Kaichuang Network Technology Co., Ltd. [Member]
Description of relationship with the group		Key management positions held by the same person
Xianfeng Payment Co., Ltd. [Member]
Description of relationship with the group		Shares owned by the Founder of the Group
Beijing Net Credit Wealth Investment Management Co., Ltd. [Member]
Description of relationship with the group		Key management positions held by the same person
Net Credit Group Co., Ltd. [Member]
Description of relationship with the group		The Group's President Ms. Huanxiang Li and CEO, Mr. Sheng Jia hold the key management positions at Net Credit Group. The loan payable represents a total principal of $4,225,445 with interest rate 0.02% per day from this related party, due on Aug 16, 2019. As of December 31, 2018, $1,452,370 of principal was offset with the loan to Net Credit Group. The balance at the year ended December 31, 2018 was $703,628, which was subsequently collected in February, 2019.
Shenzhen Lianhe Currency Wealth Management Co., Ltd. [Member]
Commission fee	[4]			5,200,453
Description of relationship with the group	[4]	Key management positions held by the same person
Beijing Net Credit Zhongchou Technology Co., Ltd [Member]
Commission fee		$ 181,969		7,980
Description of relationship with the group		Shares owned by the Founder of the Group
Other [Member]
Commission fee		$ 82,642	$ 314,139	$ 1,320,382
Description of relationship with the group		Shares owned by the Founder of the Group/key management positions held by same person

[1]	This entity was no longer treated as a related party since October 26, 2018 as Mr. Nan Xiao resigned from Yinghua Wealth
[2]	This entity was no longer treated as a related party since the entity was disposed by Mr. Zhenxin Zhang in April 2017
[3]	This entity was no longer treated as a related party since the entity was disposed by Mr. Zhenxin Zhang in July 2016.
[4]	This entity was no longer treated as a related party since the entity was disposed by Mr. Zhenxin Zhang in 2017